Offerings - Offering: 1	Jun. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	347.85
Maximum Aggregate Offering Price	$ 1,739,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 240,190.42
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the "Securities Act"). The offering price and the registration fee are based on the average of the high and low prices of shares of Class A common stock, par value $0.01 per share, of Evercore Inc., as reported on the New York Stock Exchange on June 11, 2026. (2) Pursuant to Rule 416(a) under the Securities Act, the registration statement on Form S-8 (the "Registration Statement") to which this exhibit relates shall also cover any additional shares of the common stock, $0.01 par value (the "Common Stock"), of Evercore Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table, by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (3) Represents shares of Common Stock subject to issuance in connection with the Fourth Amended and Restated 2016 Evercore Inc. Stock Incentive Plan (the "Fourth Amended 2016 Plan"). (4) Pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Fourth Amended and Restated Evercore 2016 plan. In accordance with Rule 457(h)(2) under the Securities Act, no separate fee calculation is required for such interests.